Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The provision for income taxes for the years ended December 31, 2016, 2015 and 2014 consist of the following:

	(in thousands)
	2016	2015	2014
Current	$951	$546	$785
Deferred	793	859	299
Total provision for income taxes	$1,744	$1,405	$1,083

Schedule of Effective Income Tax Rate Reconciliation

The income tax provision attributable to income from operations differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income before income taxes as a result of the following:

	(in thousands)
	2016	2015	2014
Expected tax using statutory tax rate of 34%	$2,470	$2,489	$1,834

Increase (decrease) in tax resulting from:
Tax-exempt income on state and municipal
securities and political subdivision loans	(558)	(577)	(574)
Tax-exempt income on life insurance
contracts	(134)	(145)	(135)
Deductible dividends paid to United
Bancshares, Inc. ESOP	(49)	(39)	(40)
Uncertain tax position reserves	(22)	(25)	(30)
Merger and acquisition costs	-	-	53
Accounting method change relating to
bad debt reserve recapture	-	(332)	-
Other, net	37	34	(25)

Total provision for income taxes	$1,744	$1,405	$1,083

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015 are presented below:

	(in thousands)
	2016	2015
Deferred tax assets:
Allowance for loan losses	$1,156	$1,319
Deferred compensation	512	534
Alternative minimum tax credits	627	793
Nonaccrual loan interest	598	321
Deferred loan fees	153	143
Other real estate owned	5	319
Accrued vacation expense	134	131
Accrued profit sharing	161	160
Loans fair value adjustments	709	919
Unrealized loss on securities available-for sale	446	-
Other	86	53
Net operating loss carryforward	708	751

Total deferred tax assets	5,295	5,443
Deferred tax liabilities:
Unrealized gain on securities available-for-
sale	-	720
Federal Home Loan Bank stock dividends	849	849
Capitalized mortgage servicing rights	424	401
Prepaid expenses	75	87
Acquisition intangibles	2,679	2,471
Trust preferred fair value adjustment	200	211
Other	12	21
Total deferred tax liabilities	4,239	4,760
Net deferred tax assets	$1,056	$683

Rollforward of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	(in thousands)
	2016	2015
Balance at January 1	$20	$43
Reductions due to the statute of limitation	(20)	(23)
Balance at December 31	$-	$20